Offerings	Mar. 21, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value 0.0001 per share
Amount Registered | shares	27,281,469
Proposed Maximum Offering Price per Unit	152.76
Maximum Aggregate Offering Price	$ 4,167,517,205
Fee Rate	0.01531%
Amount of Registration Fee	$ 638,047
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover any additional shares of Class A common stock of Snowflake Inc. (the “Registrant”) that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s Class A common stock, as applicable.
(2)The Registrant does not have any fee offsets.
Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s Class A common stock as reported on the New York Stock Exchange on March 18, 2025.
(4)Represents (i) an automatic annual increase equal to 5% of the total number of shares of the Registrant’s Class A common stock outstanding on January 31, 2025, which annual increase is provided by the Registrant’s 2020 Equity Incentive Plan (the “2020 Plan”) plus (ii) 10,588,194 shares of the Registrant’s Class A common stock that have become available for issuance under the 2020 Plan as a result of the expiration, cash settlement, forfeiture, repurchase, withholding, or reacquisition of stock awards that had been granted under the Registrant’s 2012 Equity Incentive Plan and the 2020 Plan, pursuant to the terms of the 2020 Plan.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value 0.0001 per share
Amount Registered | shares	3,338,655
Proposed Maximum Offering Price per Unit	129.85
Maximum Aggregate Offering Price	$ 433,524,352
Fee Rate	0.01531%
Amount of Registration Fee	$ 66,373
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover any additional shares of Class A common stock of Snowflake Inc. (the “Registrant”) that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant’s Class A common stock, as applicable.
(2)The Registrant does not have any fee offsets.
Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s Class A common stock as reported on the New York Stock Exchange on March 18, 2025, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the Registrant’s 2020 Employee Stock Purchase Plan (the “2020 ESPP”).
(6)Represents an automatic annual increase equal to 1% of the total number of shares of the Registrant’s Class A common stock outstanding on January 31, 2025, which annual increase is provided by the 2020 ESPP.